Leases - Additional Information (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Amortization of right-of-use assets	¥ 244,706	¥ 281,066	¥ 263,898